Investments and Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2016
Investments, All Other Investments [Abstract]
Schedule of Investments and Other Non-Current Assets
DECEMBER 31	2016	2015
Equity method investments	$18.5	$22.9
Deferred tax assets	234.1	141.0
Income tax receivables	44.7	50.9
Other non-current assets	54.9	41.0

Investments and other non-current assets	$352.2	$255.8